Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") and pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). These unaudited condensed consolidated financial statements include the accounts of all the directly and indirectly owned subsidiaries and VIEs listed below. All intercompany transactions and balances have been eliminated in consolidation. Interim results are not necessary indicative of results of a full year. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary to give a fair presentation have been included. The information in this Form 6-K should be read in conjunction with information in the annual report for the fiscal year ended June 30, 2020 on Form 20-F filed with the SEC on November 13, 2020.

Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements reflect the activities of the following subsidiaries and VIEs. All material intercompany transactions and balances have been eliminated.

Subsidiaries and VIEs	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Baytao	New York, USA	80%
Color China	Hong Kong	100%
BVI-ACM(1)	British Virgin Island	100%
China-ACMH(1)	Beijing, China	100%
Xin Ao(1)	Beijing, China	VIE

(1)	The Company sold BVI-ACM and its subsidiaries to two former officers (CEO and CFO) who collectively held less than 5% ordinary shares of the Company currently for $600,000 in May 2020. See Note 4 – Discontinued operations for details.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The significant estimates and assumptions made in the preparation of the Company's unaudited condensed consolidated financial statements include the allowance for doubtful accounts of accounts receivable, other receivables, prepayments and advances, stock-based compensation, and fair value and useful lives of property, plant and equipment and intangible assets. Actual results could be materially different from those estimates.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company, CACM, Baytao, and Color China is the U.S. dollar ("US$"). The functional currency of BVI-ACM is the U.S. dollar. China-ACMH and Xin Ao use their local currency, the Chinese Renminbi ("RMB") as their functional currency. In accordance with U.S. GAAP guidance on Foreign Currency Translation, the Company's results of discontinued operations and cash flows are translated at the average exchange rates during the period, assets and liabilities of discontinued operations are translated at the exchange rates at the balance sheet date, and equity is translated at historical exchange rates.

The average translation rate applied to the consolidated statements of discontinued operations and comprehensive loss and cash flows for the six months ended December 31, 2019 was RMB 7.03 to US$1.00.

Translation gains (losses) that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations. There were no foreign currency transaction gains or losses for the six months ended December 31, 2020 and 2019. The effects of foreign currency translation adjustments are included in shareholders' equity as a component of accumulated other comprehensive income (loss).

Discontinued operations

Discontinued operations

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when the components of an entity meet the criteria in paragraph 205-20-45-1E to be classified as discontinued operations. When all of the criteria to be classified as discontinued operations are met, including management having the authority to approve the action and committing to a plan to sell the entity or the components, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from the balances of the continuing operations. At the same time, the results of discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45. See Note 4 – Discontinued operations.

Revenue recognition

Revenue recognition

The Company adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2014-09 Revenue from Contracts with Customers (ASC 606). The core principle underlying this ASU is that the Company recognizes its revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company's revenue streams are primarily recognized at a point in time, principally upon music performance performed or education services provided.

The ASU requires the use of a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

With the acquisition of Color China, the Company offers the following services:

(a)	Online education academy

The Company earns revenues from its customers for subscription and tuition fees in connection with online courses to be instructed by individuals with extensive experience in the entertainment and/or music industries. The Company offers membership services to subscribing members with various privileges, which primarily include access to free courses, exclusive VIP courses, on-demand contents (such as online concerts), and others.

When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as "customer deposit or deferred revenue" on the consolidated balance sheets and revenue is recognized ratably over the membership period as services are rendered, usually one year. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Company is principal in its relationships where its partners, including artist agents, mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as we retain control over its service delivery to our subscribing members. Typically, payments made to its partners, are recorded as cost of revenues and as research and development expenses prior to any revenues being generated in this revenue stream. During the six months ended December 31, 2020, the Company did not make any online education academy sales as the online education academy App only operated for a short period of time and the Company used free access to all courses to attract more users.

(b)	Online concert

The Company holds online concerts with its star partners. Sale of online concert via subscription fee is accounted for as a single performance obligation which is satisfied at a point in time on the day of the event. Online concert subscription fees are recognized net of App payment collections agent service fee. All ticket sales are final upon payment.

(c)	Online store

The Company holds an online marketplace for merchants to sell celebrity licensed or cobranded merchandise such as fashions, cosmetics, souvenirs, among others. The Company charges commission fees to e-commerce merchants for selling in the Company's online marketplace platform when the sales transaction is completed. The Company serves as an agent and its performance obligation is to arrange for the provision of the specified goods by those e-commerce merchants, and is not responsible for fulfilling the promise to provide the specified goods or services, and it does not have the ability to control the related shipping services. Upon completion of the sales transaction, the Company will charge the e-commerce merchants a fixed rate commission fee based on the sales amount. Commission fee revenues are recognized on a net basis at the point of delivery of products, net of a return allowance, if applicable. The Company's online App store has been put online since December 2020 but did not generate any revenues during the six months ended December 31, 2020.

As a practical expedient, the Company elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

Financial instruments

Financial instruments

US GAAP specifies a hierarchy of valuation techniques for determining the fair value of financial instruments and related fair value measurements based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs). The valuation hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In accordance with FASB ASC 820, the following summarizes the fair value hierarchy:

 The three levels of inputs are defined as follows:

Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument;

Level 3	inputs to the valuation methodology are unobservable.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments with the original maturity of three months or less at the date of purchase to be cash equivalents.
Accounts receivable

Accounts receivable

Accounts receivable primarily include online concert subscription fees due from App payment collections agent. Management regularly reviews the age of these receivables and changes in payment trends and will record an allowance for uncollectible when management believes collection of amounts due is at risk. Accounts considered uncollectible are written off against the allowance after exhaustive efforts at collection are made.

Other receivables

Other receivables

Other receivables primarily include security deposit and receivable from the disposal of its discontinued operation. Management regularly reviews the age of these receivables and changes in payment trends and will record an allowance for uncollectible when management believes collection of amounts due is at risk. Accounts considered uncollectible are written off against the allowance after exhaustive efforts at collection are made.

Prepayments and advances

Prepayments and advances

Prepayments include funds deposited or advanced to outside vendors for future performance obligations, program license fees and service fees. As a standard practice in the music performance industry, many of the Company's vendors require a certain amount to be deposited with them as a guarantee that the Company will complete its purchases on a timely basis. The Company has legally binding contracts with its vendors, the prepayments will be used to offset performance fees, program license fees, purchase price or service fees, and the amounts are refundable and bear no interest if outside vendors breach the contracts.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost or at fair value of the identifiable assets acquired on the acquisition date less accumulated depreciation and impairment loss. Expenditures for maintenance and repairs are charged to operations as incurred while additions, renewals and improvements are capitalized. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method with 0%-5% residual value.

The estimated useful lives of assets are as follows:

Useful life
Performance equipment	10 years
Office equipment	5 years

Intangible assets, net

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. The Company has obtained copyrights to use the online education academy courses for 3 years to unlimited years. The Company amortizes the copyrights with limited useful life over their useful life using the straight-line method and amortizes the copyrights with unlimited useful life over 5 years, which the copyrights is expected to contribute to the revenue of the Company's online education academy App.

Accounting for long-lived assets

Accounting for long-lived assets

The Company classifies its long-lived assets into: (i) performance equipment; (ii) office equipment and (iii) intangible assets.

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technological or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

If the value of an asset is determined to be impaired, the impairment to be recognized is measured in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or the fair value, less disposition costs.

There were no impairment charges for the six months ended December 31, 2020 and 2019.

Competitive pricing pressures and changes in interest rates could materially and adversely affect the Company's estimates of future net cash flows to be generated by the long-lived assets, and thus could result in future impairment losses.

Leases

Leases

Effective July 1, 2019, the Company adopted FASB ASU 2016-02, "Leases" (Topic 842), and elected the practical expedients that does not require us to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

Operating lease right-of-use ("ROU") assets and lease liabilities are recognized at the adoption date of July 1, 2019 or the commencement date, whichever is earlier, based on the present value of lease payments over the lease term. Since the implicit rate for the Company's leases is not readily determinable, the Company use its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

Leases with an initial term of 12 months or less are not recorded on the balance sheet as operating lease ROU assets and lease liabilities.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Stock-based compensation

Stock-based compensation

The Company records stock-based compensation expense for employees at fair value on the grant date and recognizes the expense over the employee's requisite service period. The Company's expected volatility assumption is based on the historical volatility of the Company's stock. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rate. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company's current and expected dividend policy.

The Company records stock-based compensation expense for non-employees at fair value on the grant date and recognizes the expense over the service provider's requisite service period.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740, "Income Taxes," which requires the Company to use the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between financial statement carrying amounts and the tax bases of existing assets and liabilities and operating loss and tax credit carry forwards. Under this accounting standard, the effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized.

ASC 740-10, "Accounting for Uncertainty in Income Taxes," defines uncertainty in income taxes and the evaluation of a tax position as a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. United States federal, state and local income tax returns for year 2019 and 2020 are subject to examination by any applicable tax authorities. Hong Kong tax returns filed for calendar year 2020 are subject to examination by the applicable tax authorities.

Earnings (loss) per share

Earnings (loss) per share

The Company reports earnings (loss) per share in accordance with U.S. GAAP, which requires presentation of basic and diluted earnings (loss) per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average common shares outstanding during the period.  Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts, such as warrants, options, restricted stock based grants and convertible preferred stock, to issue ordinary shares were exercised and converted into ordinary shares. Ordinary share equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase ordinary shares at the average market price during the period. When the Company has a loss, no potential dilutive items are included since they would be antidilutive.

Stock dividends or stock splits are accounted for retroactively if the stock dividends or stock splits occur during the period, or retroactively if the stock dividends or stock splits occur after the end of the period but before the release of the financial statements, by considering it effective as of the beginning of the earliest period presented.

Comprehensive income (loss)	Comprehensive income (loss) Comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 "Fair Value Measurement". ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 is effective for the Company for annual and interim reporting periods after December 15, 2019. The adoption of this ASU did not have a material effect on the Company's unaudited condensed consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders' concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning July 1, 2023 as the Company is qualified as a smaller reporting company. The Company is currently evaluating the impact ASU 2019-05 may have on the Company's unaudited condensed consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01 to clarify the interaction of the accounting for equity securities under ASC 321 and investments accounted for under the equity method of accounting in ASC 323 and the accounting for certain forward contracts and purchased options accounted for under ASC 815. With respect to the interactions between ASC 321 and ASC 323, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting when applying the measurement alternative in ASC 321, immediately before applying or upon discontinuing the equity method of accounting. With respect to forward contracts or purchased options to purchase securities, the amendments clarify that when applying the guidance in ASC 815-10-15-141(a), an entity should not consider whether upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in ASC 323 or the fair value option in accordance with ASC 825. The ASU is effective for interim and annual reporting periods beginning after December 15, 2020. Early adoption is permitted, including adoption in any interim period. The Company does not expect the adoption of this standard will have a material impact on its unaudited condensed consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company's unaudited condensed consolidated financial statements.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period of discontinued operations presentation. These reclassifications have no effect on the accompanying unaudited condensed consolidated statements of operations and cash flows.